LONG-TERM INVESTMENTS, NET (Details) - CNY (¥)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity investments without readily determinable fair values
Lessimpairment of equity investments without readily determinable fair values		¥ (35,000,000)	¥ 0
Total equity investments without readily determinable fair values, net		44,380,000	76,500,000
Equity method investments
Equity method investment		15,271,000	670,000
Lessimpairment of long-term investments		(524,000)	0
Total equity method investments, net		15,271,000	670,000
Available-for-sale investment		15,000,000	15,000,000
Less: Changes in Fair Value			(11,496,000)	¥ (5,235,000)
impairment of available-for-sale investments		(15,000,000)	(15,000,000)
Total available-for-sale investment, net			0
Total long-term investments, net		59,651,000	77,170,000
Hockey Global Resources Investment Limited [Member]
Equity method investments
Equity method investment	[1]		0
Total equity method investments, net	[1]		0
A company providing mechanic training
Equity investments without readily determinable fair values
Equity investments without readily determinable fair values	[2]	12,000,000	12,000,000
Lessimpairment of equity investments without readily determinable fair values		0	0
A company providing intelligent robot products
Equity investments without readily determinable fair values
Equity investments without readily determinable fair values	[3]	24,000,000	24,000,000
Lessimpairment of equity investments without readily determinable fair values		(24,000,000)	0
A company providing information sharing IT platform
Equity investments without readily determinable fair values
Equity investments without readily determinable fair values	[4]	22,500,000	22,500,000
Lessimpairment of equity investments without readily determinable fair values		0	0
Other equity investments without readily determinable fair values
Equity investments without readily determinable fair values
Equity investments without readily determinable fair values	[5]	20,880,000	18,000,000
Lessimpairment of equity investments without readily determinable fair values		(11,000,000)	0
Companies providing hockey program management
Equity method investments
Equity method investment		2,105,000	670,000
Lessimpairment of long-term investments		(524,000)	0
Total equity method investments, net		2,105,000	670,000
A company providing Internet product solutions
Equity method investments
Equity method investment		13,690,000	0
Lessimpairment of long-term investments		0
Total equity method investments, net		¥ 13,690,000	¥ 0

[1]	In October 2016, the Company paid RMB790 in cash to acquire 28.5% of
[2]	Prior to January 1, 2018, the Company accounted for certain investments under the cost method as the Company was not able to exercise significant influence on the investees. After January 1, 2018, all such investments were identified as the equity investments without readily determinable fair values.In October 2015, the Company paid RMB12,000 in cash to acquire 2.86% of the total equity interest in an education company, which provides training for senior mechanic in vehicle maintenance and repair.
[3]	In May 2017, the Company paid RMB24,000 in cash to acquire 6% of the total equity interest in a company, which provides intelligent robot product. Based on the fact that the business conditions of this investee deteriorated in fiscal year 2018, the Company recognized impairment loss of nil and RMB24,000 for the years ended December 31, 2017 and 2018, respectively.
[4]	In July 2017, the Company paid RMB22,500 in cash to acquire 15% of the total equity interest in a company, which provides an information sharing IT platform.
[5]	During the years ended December 31, 2017 and 2018, the Company acquired minority equity interest in several third-party companies.The Company recognized impairment loss of nil and RMB11,000 for the years ended December 31, 2017 and 2018, respectively.